Key Management Personnel - Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Key Management personnel compensation [Abstract]
Short-term employee benefits	$ 2,536	$ 2,118	$ 1,531
Post-employment benefits	85	90	55
Termination benefits	0	0	865
Share based payments	1,448	1,215	0
Total key management personnel compensation	$ 4,069	$ 3,423	$ 2,451